Related Party Transactions (Details) - Schedule of Other Payables – Related Parties - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Payables to Related Parties [Line Items]
Total	$ 400	$ 3,262
Mun Wah Wan [Member]
Schedule of Other Payables to Related Parties [Line Items]
Relationship	Chairman of the board of directors of the Company
Total	$ 400	$ 3,262